Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitment	1 year	1 year
Payment for rent
Lawsuit contingencies